Goodwill and Intangibles - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ (8.2)	€ (7.8)	€ (8.6)
Discount rate	6.40%	5.80%
Long-term growth rate	1.00%	1.00%
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	€ 9.9	€ 7.8	€ 8.6
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ 8.2	€ 7.8